65934 10/00
Prospectus Supplement
dated October 9, 2000 to:
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PUTNAM GROWTH FUND
PUTNAM U.S. CORE FUND
PUTNAM VALUE FUND
to Prospectus dated August 30, 2000

The third paragraph under the heading "Who manages the funds?" is replaced with the following for Putnam Growth Fund and Putnam U.S. Core Fund:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the indicated fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

Putnam Growth Fund

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Manager                  Since   Experience
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Jeffrey Lindsey          1998    1994 - Present         Putnam Management
Managing Director
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David Santos             1999    1986 - Present         Putnam Management
Senior Vice President
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Anthony R. Sellitto, III 2000    Sept. 2000 - Present   Putnam Management
Senior Vice President            Prior to Sept. 2000    Berger Associates
                                 Prior to January 1998  Crestone Capital
                                                        Management
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Putnam U.S. Core Fund

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Manager                  Since   Experience
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Robert R. Beck           1998    1989 - Present         Putnam Management
Managing Director
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Paul Warren              2000    May 1997 - Present     Putnam Management
Managing Director                Prior to May 1997      IDS Fund Management
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Paul E. Marrkand         1999    1987 - Present         Putnam Management
Senior Vice President
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Michael P. Stack         1998    1997 - Present         Putnam Management
Senior Vice President            Prior to Nov.1997      Independence Investment
                                                        Associates Inc.
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